Directors and key management remuneration	12 Months Ended
Dec. 31, 2017
Directors' and key management remuneration
Directors' and key management remuneration

37 Directors’ and key management remuneration

The directors of the Bank are also directors of the ultimate holding company and are remunerated for their services to the RBS Group as a whole. The remuneration of the directors is disclosed in the 2017 Annual Report and Accounts of the RBS Group.

	2017	2016
Directors’ remuneration	£000	£000

Non-executive directors emoluments	1,747	1,466
Chairman and executive directors emoluments	5,299	5,801

Amounts receivable under long-term incentive plans and share option plans	1,225	993

	8,271	8,260

No directors accrued benefits under defined benefit schemes or money purchase schemes during 2017 and 2016.

The executive directors may participate in the company’s long-term incentive plans, executive share option and sharesave schemes and details of their interests in the company’s shares arising from their participation are given in the Directors’ remuneration report in the 2017 Annual Report and Accounts of the RBS Group. Details of the remuneration received by each director is also given in the Directors’ remuneration report in the 2017 Annual Report and Accounts of the RBS Group.

Compensation of key management

The aggregate remuneration of directors and other members of key management during the year, borne by the RBS Group, was as follows:

	2017	2016
	£000	£000
Short-term benefits	19,019	20,350
Post-employment benefits	434	471
Share-based payments	3,558	2,606

	23,011	23,427

Key management comprises members of the RBS Group Executive Committee.